Operating Expense	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Operating Expense	OPERATING EXPENSES

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2019/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	—	(1,645)	(11,979)	(76)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19
(*) : including reversals
The depreciation, amortization and impairment charges totaled €4.7 million, consists of a provision of €1.8 million with respect to the research tax credit litigation and due to additional depreciation due to the adoption of IFRS 16. The reversal of this provision of €1.8 million with respect to the research tax credit litigation was booked in 2020 (see above ).

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2020/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring expenses	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating income (expenses)	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)
(*) : including reversals

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative expenses	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring expenses	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)
(*) : including reversals
Research and development expenses at each reporting date take into account estimates for ongoing activities subcontracted as part of the clinical trials and not yet invoiced, on the basis of detailed information provided by subcontractors and reviewed by the Group’s internal departments.  The accuracy of these estimates for some types of expenses improves with the progression of the trials and the review of their determination methods. As a reminder: for regulatory reasons, research services for clinical trials and the production of active ingredients and therapeutic units are contracted out to third parties.
The decrease in “Contracted Operating Expense” in 2021 is related to the suspension or the discontinuation of some studies. See Note 2 “Major events in the period and events after the reporting period”.
The decrease in "Employee expenses" mainly reflects:
•The reduced full-year headcount between 2020 and 2021, with an average headcounts decrease from 193 in 2020 to 122 in 2021 and the reduction in share-based compensation (BSA, BSAAR, SO and AGA) with no impact on the cash flow at €1,236 in 2020 and €470 in 2021,
• Partially compensated by the evolution of employee profiles and the profit sharing granted to employees in 2021 for a total amount of €628.
The "Other expenses mainly include:
•Legal fees, audit and accounting fees;
•Advisor fees (banking, press relations, communication, IT, market access, marketing, scientific advising);
•Intellectual property expenses, including in particular the charges and fees incurred by the Company for patent applications and maintenance;
•Expenses related to insurance, notably those triggered by the Company listing on the Nasdaq since 2019;
•Expenses related to the rental, use, and maintenance of the Group's premises;
•Expenses related to external personnel contracted out to the company (safety and security, front desk, clinical and IT services);
•Expenses related to travel and conferences, including mainly employee travel costs as well as scientific, medical, financial and business development conference registration fees.
The change in “Other Expenses” was mainly due to the reduction in marketing and market access expenses following the cessation of the pre-marketing of elafibranor in NASH.
The change in “Net amortization, depreciation and provisions” resulted notably from:
•Reversals in 2021 of impairments previously recognized in 2020 following the termination of RESOLVE-IT: These reversals are notably related to (i) the reorganization of vacant premises (reversal of €679 following the termination of the lease agreement and the relocation from the Company offices in Paris in 2021), (ii) some leased equipment (reversal of €441 following their sale in 2021), and (iii) some scientific and IT equipment (reversal of €374); and
•Reversals in 2021 of provisions previously recognized in 2020 related to (i) training and support commitments by the Company within the scope of the reduction in force plan (PSE) signed in October 2020 (reversal of €352 following the partial expiration of these commitments in 2021), and (iii) some administrative costs and costs related to the destruction of drug tablets following the termination of the RESOLVE-IT study (reversal of €366).
The above reversals are categorized as "Reorganization and restructuring costs".
As a reminder, in 2020, the "Net amortization, depreciation and provisions" included the reversal of the provision, which was previously recognized in 2019 related to the 2010, 2011, 2012 and 2014 research tax credit dispute, following the settlement of this dispute in 2020.
Employee expenses
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Wages and salaries	(14,018)	(13,570)	(10,328)
Social security costs	(5,171)	(5,047)	(4,775)
Changes in pension provision	(138)	74	(154)
Employee profit-sharing	—	—	(628)
Share-based compensation	(1,657)	(1,236)	(470)
TOTAL	(20,984)	(19,779)	(16,354)

Number of employees at year-end - detail	Year ended
	2019/12/31	2020/12/31	2021/12/31
Average number of employees	175	193	122
Number of employees
Research and development	108	66	55
Services related to research and development	19	16	18
Administration and management	60	43	47
Marketing and commercial	7	5	2
TOTAL	194	130	122
Number of employees
Senior staff	144	105	97
Staff	45	23	21
Others (apprentices)	5	2	4
TOTAL	194	130	122
Number of employees
Male	78	52	45
Female	116	78	77
TOTAL	194	130	122
The decrease in employee expenses resulted mainly from lower salaries and social security costs due to the reduction of the average headcount from 193 in 2020 down to 122 in 2021, which was partially compensated by the evolution of employee profiles.
The decrease in share-based compensation (BSA, BSAAR, SO and AGA with no impact on the cash flow) reflected the reduction of the workforce, coupled with the decreasing expenses recognized for the 2016-2019 AGA and SO plans (see Note 21 "Share-Based Compensation").
As the Company recorded a net profit in 2021, it granted a profit-sharing plan to its employees in accordance with the French Law, totaling €628 (payable in the first helf of 2022).